SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Consolidated balance sheets
Total Assets	$ 526,500		¥ 3,252,896,000		¥ 3,665,380,000
Total Liabilities	128,406		627,936,000		893,934,000
Statements of comprehensive income (loss)
Net Revenues	243,012	¥ 1,691,805,000	1,094,744,000	¥ 2,448,946,000
Net Expenses	(205,883)	(1,433,312,000)	(1,967,104,000)	(1,812,404,000)
Changes in cash and cash equivalents
Cash flows from operating activities	28,653	199,478,000	(65,632,000)	668,472,000
Cash flows from investing activities	(31,328)	(218,104,000)	(292,591,000)	(996,106,000)
Cash flows from financing activities	(1,971)	(13,725,000)	(151,692,000)	(372,677,000)
Net increase in cash and restricted cash	(4,646)	¥ (32,351,000)	(509,915,000)	¥ (700,311,000)
Income tax payable	24,677		95,415,000		171,793,000
Deferred tax liabilities	17,017		79,618,000		118,469,000
Deferred revenues	$ 16,822		88,098,000		117,110,000
Consolidated VIE and VIE's subsidiaries
Principles of consolidation
Term of the loan	10 years	10 years
Percentage of net profit	100.00%	100.00%
Term of Exclusive Services Agreement	10 years	10 years
Consolidated balance sheets
Total Assets	$ 259,282		1,283,378,000		1,805,066,000
Total Liabilities	85,997		336,147,000		598,691,000
Statements of comprehensive income (loss)
Net Revenues	95,681	¥ 666,112,000	197,208,000
Net Expenses	(65,572)	(456,501,000)	(231,285,000)
Changes in cash and cash equivalents
Cash flows from operating activities	62,004	431,660,000	828,000
Cash flows from investing activities	(70,384)	(489,998,000)	(959,492,000)
Cash flows from financing activities	8,994	62,612,000	970,937,000
Net increase in cash and restricted cash	$ 614	¥ 4,274,000	12,273,000
Cash and short-term investments			1,004,200,000		1,516,510,000,000
Accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill			279,180,000		288,560,000
Accounts payable, other liabilities and accrued employee benefits			242,050,000		412,580,000
Income tax payable			11,042,000		34,855,000
Deferred tax liabilities			38,287,000		42,177,000
Deferred revenues			44,770,000		109,080,000
Non-VIE subsidiaries
Changes in cash and cash equivalents
Accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill			14,640,000.0000		14,650,000.0000
Accounts payable, other liabilities and accrued employee benefits			¥ 202,180,000		¥ 317,760,000